Note 12 - Sale of Subsidiary to Related Party (Details) (USD $)	0 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Jan. 11, 2012	Jan. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 28, 2012	Jun. 01, 2012	May 31, 2012	Jan. 23, 2012
Note 12 - Sale of Subsidiary to Related Party (Details) [Line Items]
Related Party Transaction, Amounts of Transaction		$ 200,000	$ 200,000
Shares Exchanged for Ownership Interest (in Shares)		4,000,000									2,285,779
Noncontrolling Interest, Ownership Percentage by Parent		10.00%
Related Party Transaction, Rate		5.00%	5.00%
Other Nonoperating Gains (Losses)		200,000	200,000
Royalty Revenue		600,000			600,000
Monthly Revenue from a Related Party		30,000			12,000				5,000	12,000	30,000
Financing Threshold Amount of a Related Party												500,000
Due from Related Parties	138,000			211,000							160,000
Licenses Revenue	$ 2,500,000			$ 2,500,000		$ 1,600,000	$ 800,000	$ 400,000
Royalty Percent of Gross Revenues									10.00%
Gross Revenues Related to Sale of Products [Member]
Note 12 - Sale of Subsidiary to Related Party (Details) [Line Items]
Potential Royalty on Future Income		10.00%
Gross Revenues Generated Under Development and Supply Agreement [Member]
Note 12 - Sale of Subsidiary to Related Party (Details) [Line Items]
Potential Royalty on Future Income		20.00%